Discontinued Operation and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2024
Discontinued Operation and Disposal Groups Held for Sale [Abstract]
Discontinued operation and Disposal Groups Held for Sale

Note 23 - Discontinued operation and Disposal Groups Held for Sale

On December 31, 2023, the Company executed an agreement to sell its holdings in the Talmei Yosef Solar Plant (the “Talmei Agreement”). The Talmei Agreement provides for the sale of the Company’s holdings in the Talmei Yosef Solar Plant to Greenlight Fund Limited Partnership and Doral Group Renewable Energy Resources Ltd., in equal parts, in consideration for NIS 44.75 million (approximately €11.2 million), with an additional potential payment of up to NIS 4 million (approximately €1 million) in the event the Talmei Yosef Solar Plant will produce more than 18 million Kwh during 2024. The Agreement further provides for a cutoff date of June 30, 2023, and at closing the parties will determine whether an adjustment to the purchase price is required reflect the Company’s entitlement to revenues (net of expenses) up to such date, taking into account the results and the cash held by the project company. The Talmei Agreement includes customary representations and indemnification undertakings in connection with breaches of representations, which, other than with respect to customary exceptions, are subject to a cap of NIS 9 million (approximately €2.2 million) and limited to a period of 18 months from the closing date.

The sale of the Talmei Yosef Solar Plant was consummated on June 2, 2024. The net consideration paid at closing was approximately NIS 42.6 million (approximately €10.6 million). There were no subsequent adjustments of such consideration.

In connection with the sale of the Talmei Yosef Solar Plant, the Company presents the results of the Talmei Yosef Solar Plant as a discontinued operation. The assets and liabilities of the Talmei Yosef Solar Plant were presented as held for sale for the year 2023 and 2022.

In 2023, an impairment loss of €2,565 thousand on the re-measurement of the disposal group to the lower of its carrying amount and its fair value based on Talmei Agreement, based on Talmei Agreement, less costs to sell, has been recognized in the Company’s statement of income. An additional loss of €602 thousand was recognized in the Company’s statement of income for the year ended December 31, 2024.

Assets of disposal groups classified as held for sale

December 31
2023
€ in thousands
Cash and cash equivalents	428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297

Liabilities of disposal groups classified as held for sale

December 31
2023
€ in thousands
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
17,142

Results attributable to discontinued operation

	For the five months ended June 3,	For the year ended December 31
	2024	2023	2022
	€ in thousands
Results of discontinued operation
Revenue	278	675	1,119
Operating expenses	(142)	(342)	(418)
Depreciation and amortization expenses	(48)	(461)	(512)
Gross profit (loss) from operating activities	88	(128)	189

General and administrative expenses	(13)	(33)	(37)
Operating profit (loss) from operating activities	75	(161)	152

Financing income	934	1,792	3,121
Financing expenses	(530)	(1,269)	(2,111)
Financing income, net	404	523	1,010

Results from operating activities before taxes on income	479	362	1,162

Taxes on income	(129)	(247)	(451)
Results from operating activities, net of taxes on income	350	115	711

Loss on adjustment to fair value	(602)	(2,565)	-
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255	-	-
Tax benefit on loss from sale of discontinued operation	134	663	-

Profit (loss) for the year	137	(1,787)	711

Earnings per share
Basic earnings (loss) per share (in €)	0.01	(0.14)	0.06
Diluted earnings (loss) per share (in €)	0.01	(0.14)	0.06

Cash flows from discontinued operation
Net cash from operating activities	1,211	2,587	2,445
Net cash used in investing activities	(264)	(462)	(1,327)
Net cash used in financing activities	(41)	(2,127)	(2,126)

Net cash from (used in) discontinued operation	906	(2)	(1,008)